Summary of Significant Accounting Policies- Schedule of Net Product and Service Revenues by Geographical Location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 19,379,932	$ 2,771,293	¥ 14,844,416	¥ 11,658,298
Product | Chinese Mainland
Disaggregation Of Revenue [Line Items]
Net revenues	19,021,384		14,383,324	10,778,594
Product | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	327,745		424,266	827,182
Product | Others
Disaggregation Of Revenue [Line Items]
Net revenues	30,803		36,826	52,522
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,668,324	$ 238,567	1,483,984	1,307,484
Service | Chinese Mainland
Disaggregation Of Revenue [Line Items]
Net revenues	1,668,209		1,481,427	1,305,727
Service | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 115		2,176	1,749
Service | Others
Disaggregation Of Revenue [Line Items]
Net revenues			¥ 381	¥ 8